Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Current liabilities	¥ 807,853	¥ 990,034
Non-current liabilities	¥ 1,959,816	¥ 1,767,806
Treasury Stock, Common, Shares	4,085,608
Common Class A [Member]
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares, issued	42,812,245	42,812,245
Ordinary shares, shares, outstanding	38,726,637	38,726,637
Common Class B [Member]
Ordinary shares, shares authorized	34,248,442	34,248,442
Ordinary shares, shares, issued	32,937,193	32,937,193
Ordinary shares, shares, outstanding	32,937,193	32,937,193
Variable Interest Entity, Primary Beneficiary [Member]
Current liabilities | ¥	¥ 684,660	¥ 811,303
Non-current liabilities | ¥	¥ 3,366	¥ 7,599